Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net operating loss carryforwards	$ 126,556	$ 136,159
Benefit plans	27,691	22,248
Accrued expenses	12,260	16,292
Tax credits	12,327	13,022
Interest rate hedge activities	1,125	2,934
Reserves not currently deductible for tax purposes	6,078	9,700
Allowance for doubtful accounts	2,478	2,937
Foreign currency translation	1,867	3,373
Other	12,336	3,253
Gross deferred income tax assets	202,718	209,918
Less valuation allowance	(112,626)	(114,686)
Total deferred income tax assets	90,092	95,232
Deferred income tax liabilities:
Acquired intangibles amortization	140,109	142,235
Excess tax depreciation over financial depreciation	36,264	32,135
International earnings	27,080	27,097
Prepaid expenses	5,889	5,218
Total deferred income tax liabilities	209,342	206,685
Net deferred income tax liability	119,250	111,453
Deferred income tax assets / liabilities included in the balance sheet are:
Deferred income tax asset - current	13,148	10,068
Deferred income tax liability - long-term	132,398	121,521
Net deferred income taxes	$ 119,250	$ 111,453